Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	Curaleaf Holdings, Inc.
Entity Central Index Key	0001756770
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	569,831,140
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false